Property, Plant and Equipment - Summary of Changes in Property Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Beginning balance	$ 8,354,672
Increases other than from business combinations	1,761,424	$ 606,563
Ending balance	12,997,528	8,354,672
Construction in Progress [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Beginning balance	1,107,981	1,189,709
Increases other than from business combinations	1,725,928	583,727
Acquisitions through business combinations	809,849
Increases (decreases) from foreign currency translation differences, net	(181,401)	(214,324)
Depreciation	(3,734)
Impairment (losses) reversals recognized in profit or loss	(6,849)
Increases (decreases) from transfers and other changes	(761,588)	(483,505)
Increases (decreases) from transfers from construction in progress	(761,588)	(483,505)
Argentine hyperinflationary economy	207,559	115,905
Other increases (decreases)	22,348	(83,531)
Total changes	1,812,112	(81,728)
Ending balance	2,920,093	1,107,981
Land [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Beginning balance	158,894	163,522
Increases other than from business combinations	958
Acquisitions through business combinations	5,288
Increases (decreases) from foreign currency translation differences, net	(24,021)	(11,335)
Increases (decreases) from transfers and other changes	8,147	2,076
Increases (decreases) from transfers from construction in progress	8,147	2,076
Disposals and removal from service	(124)	(79)
Disposals		(78)
Removals	(124)	(1)
Argentine hyperinflationary economy	6,350	3,815
Other increases (decreases)	(1,579)	895
Total changes	(4,981)	(4,628)
Ending balance	153,913	158,894
Buildings [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Beginning balance	253,311	257,147
Increases other than from business combinations	499	744
Acquisitions through business combinations	547,110
Increases (decreases) from foreign currency translation differences, net	(20,800)	(25,179)
Depreciation	(27,596)	(11,198)
Impairment (losses) reversals recognized in profit or loss	(290)
Increases (decreases) from transfers and other changes	135,955	23,769
Increases (decreases) from transfers from construction in progress	135,955	23,769
Disposals and removal from service	(706)
Removals	(706)
Argentine hyperinflationary economy	5,694	7,330
Other increases (decreases)	(9,368)	698
Total changes	630,498	(3,836)
Ending balance	883,809	253,311
Plant and Equipment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Beginning balance	3,384,704	3,585,593
Increases other than from business combinations		246
Acquisitions through business combinations	2,476,336
Increases (decreases) from foreign currency translation differences, net	(504,454)	(282,132)
Depreciation	(269,194)	(207,624)
Impairment (losses) reversals recognized in profit or loss	(82,205)
Increases (decreases) from transfers and other changes	221,742	159,526
Increases (decreases) from transfers from construction in progress	221,742	159,526
Disposals and removal from service	(3,040)	(2,961)
Disposals		(2,014)
Removals	(3,040)	(947)
Argentine hyperinflationary economy	124,084	98,418
Other increases (decreases)	31,009	33,638
Total changes	1,994,278	(200,889)
Ending balance	5,378,982	3,384,704
Network Infrastructure [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Beginning balance	3,268,658	3,369,083
Acquisitions through business combinations	100,051
Increases (decreases) from foreign currency translation differences, net	(424,512)	(412,848)
Depreciation	(215,232)	(203,165)
Increases (decreases) from transfers and other changes	373,791	276,955
Increases (decreases) from transfers from construction in progress	373,791	276,955
Disposals and removal from service	(6,611)	(5,035)
Disposals		(9)
Removals	(6,611)	(5,026)
Argentine hyperinflationary economy	362,337	247,568
Other increases (decreases)	(67,407)	(3,900)
Total changes	122,417	(100,425)
Ending balance	3,391,075	3,268,658
Fixtures and Fittings [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Beginning balance	181,124	198,384
Increases other than from business combinations	34,039	21,846
Acquisitions through business combinations	13,775
Increases (decreases) from foreign currency translation differences, net	(21,878)	(38,472)
Depreciation	(32,936)	(23,264)
Increases (decreases) from transfers and other changes	21,953	21,179
Increases (decreases) from transfers from construction in progress	21,953	21,179
Disposals and removal from service	(6,049)	(3,916)
Disposals		(142)
Removals	(6,049)	(3,774)
Argentine hyperinflationary economy	19,911	(1,881)
Other increases (decreases)	59,717	7,248
Total changes	88,532	(17,260)
Ending balance	269,656	181,124
Property, Plant and Equipment, Net [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Beginning balance	8,354,672	8,763,438
Increases other than from business combinations	1,761,424	606,563
Acquisitions through business combinations	3,952,409
Increases (decreases) from foreign currency translation differences, net	(1,177,066)	(984,290)
Depreciation	(548,692)	(445,251)
Impairment (losses) reversals recognized in profit or loss	(89,344)
Disposals and removal from service	(16,530)	(11,991)
Disposals		(2,243)
Removals	(16,530)	(9,748)
Argentine hyperinflationary economy	725,935	471,155
Other increases (decreases)	34,720	(44,952)
Total changes	4,642,856	(408,766)
Ending balance	$ 12,997,528	$ 8,354,672